SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 84.8%
	Banks — 4.2%
	Banks — 4.2%
[a]	BNP Paribas S.A.	147,972	$ 5,880,138
	Citigroup, Inc.	1,614,000	82,475,400
	JPMorgan Chase & Co.	2,526,000	237,595,560
	Regions Financial Corp.	9,986,000	111,044,320
			436,995,418
	Capital Goods — 0.4%
	Aerospace & Defense — 0.4%
	BAE Systems plc	7,402,500	44,339,584
			44,339,584
	Diversified Financials — 10.2%
	Capital Markets — 5.8%
[b]	Apollo Investment Corp.	4,902,600	46,917,882
	CME Group, Inc.	1,663,000	270,304,020
[b]	Solar Capital Ltd.	4,607,900	73,772,479
	UBS Group AG	18,731,172	215,592,834
	Diversified Financial Services — 2.7%
	Equitable Holdings, Inc.	11,740,292	226,470,233
	M&G plc	25,788,000	53,538,802
	Mortgage Real Estate Investment Trusts — 1.7%
[b]	Chimera Investment Corp.	11,352,835	109,100,744
	Granite Point Mortgage Trust, Inc.	1,417,500	10,177,650
[b]	MFA Financial, Inc.	25,840,781	64,343,545
			1,070,218,189
	Energy — 5.7%
	Oil, Gas & Consumable Fuels — 5.7%
	China Petroleum & Chemical Corp. Class H	56,547,000	23,565,810
	LUKOIL PJSC Sponsored ADR	1,501,900	111,531,094
[a,c]	Malamute Energy, Inc.	12,439	130,610
	Royal Dutch Shell plc Sponsored ADR Class A,	2,734,000	89,374,460
	TOTAL S.A.	6,565,300	250,603,395
	Valero Energy Corp.	2,095,000	123,227,900
			598,433,269
	Food & Staples Retailing — 2.8%
	Food & Staples Retailing — 2.8%
	Tesco plc	23,970,000	67,748,529
	Walgreens Boots Alliance, Inc.	5,417,000	229,626,630
			297,375,159
	Food, Beverage & Tobacco — 0.1%
	Food Products — 0.1%
	Nestle S.A.	141,700	15,664,846
			15,664,846
	Insurance — 5.4%
	Insurance — 5.4%
	Assicurazioni Generali SpA	7,040,047	106,540,827
[a]	AXA S.A.	6,474,500	135,385,511
	NN Group N.V.	8,405,300	282,356,192
[a]	SCOR SE	1,615,000	44,272,624
			568,555,154
	Materials — 3.1%
	Chemicals — 0.9%
	LyondellBasell Industries N.V. Class A	1,421,700	93,434,124
	Metals & Mining — 2.2%
	Glencore plc	51,348,800	108,940,997
	MMC Norilsk Nickel PJSC Sponsored ADR	4,723,100	123,697,989

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
		326,073,110
Pharmaceuticals, Biotechnology & Life Sciences — 11.1%
Biotechnology — 2.6%
AbbVie, Inc.	2,812,994	$ 276,179,751
Pharmaceuticals — 8.5%
AstraZeneca plc	1,420,300	148,200,718
Merck & Co., Inc.	2,393,889	185,119,436
Novartis AG	835,300	72,663,915
Pfizer, Inc.	3,365,935	110,066,075
Roche Holding AG	908,500	314,851,417
Sanofi	540,800	55,077,903
		1,162,159,215
Real Estate — 3.4%
Equity Real Estate Investment Trusts — 3.4%
Crown Castle International Corp.	927,881	155,280,885
Lamar Advertising Co. Class A	1,549,351	103,434,673
Outfront Media, Inc.	2,399,841	34,005,747
Washington Real Estate Investment Trust	2,813,074	62,450,243
		355,171,548
Retailing — 3.0%
Specialty Retail — 3.0%
Home Depot, Inc.	1,259,138	315,426,660
		315,426,660
Semiconductors & Semiconductor Equipment — 8.8%
Semiconductors & Semiconductor Equipment — 8.8%
Broadcom, Inc.	954,000	301,091,940
QUALCOMM, Inc.	2,619,000	238,878,990
Taiwan Semiconductor Manufacturing Co. Ltd.	36,095,000	382,915,657
		922,886,587
Technology Hardware & Equipment — 3.3%
Communications Equipment — 0.9%
Cisco Systems, Inc.	2,091,551	97,549,938
Technology Hardware, Storage & Peripherals — 2.4%
Samsung Electronics Co. Ltd.	5,751,600	252,470,782
		350,020,720
Telecommunication Services — 19.0%
Diversified Telecommunication Services — 11.9%
China Telecom Corp. Ltd.	495,461,000	138,720,130
Deutsche Telekom AG	28,579,600	479,871,519
Koninklijke KPN N.V.	50,343,400	133,483,460
Orange S.A.	38,804,780	464,091,699
Singapore Telecommunications Ltd.	17,739,000	31,313,103
Wireless Telecommunication Services — 7.1%
China Mobile Ltd.	58,587,774	395,347,472
MTN Group Ltd.	3,870,361	11,783,384
Vodafone Group plc	213,360,924	340,674,450
		1,995,285,217
Utilities — 4.3%
Electric Utilities — 3.7%
Electricite de France S.A.	6,777,000	62,510,583
Enel SpA	37,943,171	327,306,508
Multi-Utilities — 0.6%
E.ON SE	5,588,200	62,877,578
		452,694,669
Total Common Stock (Cost $8,144,861,352)		8,911,299,345
Preferred Stock — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank, 3.75% (LIBOR 3 Month + 0.85%)	$ 12,000	$ 8,100,000
			8,100,000
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley, Series A, 4.00% (LIBOR 3 Month + 0.70%)	120,000	2,505,600
			2,505,600
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[e]	Crestwood Equity Partners L.P., 9.25%	2,166,596	11,851,280
			11,851,280
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
[e]	Farm Credit Bank of Texas, Series 1, 10.00%	9,000	9,090,000
			9,090,000
	Total Preferred Stock (Cost $44,891,206)		31,546,880
	Asset Backed Securities — 1.1%
	Auto Receivables — 0.7%
	ACC Trust,
[d]	Series 2019-1 Class C, 6.41%, 2/20/2024	2,500,000	2,266,549
[d]	Series 2020-A Class A, 6.00%, 3/20/2023	18,900,301	19,000,662
[d]	Series 2020-A Class B, 12.50%, 6/20/2025	6,680,000	6,750,388
	American Credit Acceptance Receivables Trust,
[d]	Series 2019-3 Class B1, 5.42%, 5/12/2026	6,850,000	6,303,997
[d]	Series 2019-4 Class F, 5.37%, 9/14/2026	5,000,000	4,883,925
[d]	Series 2020-1 Class F, 4.75%, 11/13/2026	5,460,000	4,841,799
	CPS Auto Receivables Trust,
[d]	Series 2018-B Class E, 5.61%, 12/16/2024	5,158,000	5,174,490
[d]	Series 2019-A Class E, 5.81%, 3/16/2026	1,000,000	1,009,983
[d]	Series 2020-A Class E, 4.09%, 12/15/2025	2,000,000	1,892,742
[d]	DT Auto Owner Trust , Series 2020-1A Class E, 3.48%, 2/16/2027	4,500,000	4,209,305
[d]	Foursight Capital Automobile Receivables Trust, Series 2020-1 Class F, 4.62%, 6/15/2027	3,180,000	2,666,021
[d]	Santander Consumer Auto Receivables Trust, Series 2020-AA Class R,, 1/16/2029	45,588	1,937,490
[d]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72%, 4/15/2026	8,000,000	7,408,976
			68,346,327
	Other Asset Backed — 0.4%
[d]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class E, 7.00%, 1/20/2027	6,000,000	5,855,611
[d]	CFG Investments Ltd., Series 2019-1 Class A, 5.56%, 8/15/2029	13,500,000	13,156,451
[d]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1 Class C, 4.61%, 3/15/2028	5,000,000	4,191,488
	Consumer Loan Underlying Bond Credit Trust,
[d]	Series 2018-P3 Class C, 5.54%, 1/15/2026	4,000,000	3,820,089
[d]	Series 2019-HP1 Class C, 4.70%, 12/15/2026	6,700,000	5,435,632
[d]	Series 2019-P1 Class C, 4.66%, 7/15/2026	7,500,000	6,730,589
[d]	Marlette Funding Trust, Series 2019-1A Class C, 4.42%, 4/16/2029	5,344,000	5,150,949
[c,d,f]	Northwind Holdings, LLC, Series 2007-1A Class A1, 1.13% (LIBOR 3 Month + 0.78%), 12/1/2037	437,500	427,875
			44,768,684
	Total Asset Backed Securities (Cost $99,599,544)		113,115,011
	Corporate Bonds — 9.8%
	Automobiles & Components — 0.0%
	Auto Components — 0.0%
[d,g]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,294,324
			4,294,324
	Capital Goods — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Aerospace & Defense — 0.0%
[d]	TransDigm, Inc., 8.00%, 12/15/2025	$ 5,000,000	$ 5,251,450
	Machinery — 0.1%
	Mueller Industries, Inc., 6.00%, 3/1/2027	7,679,000	7,517,127
			12,768,577
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
[d,g]	Cimpress plc, 7.00%, 6/15/2026	33,804,000	31,210,219
[d]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	18,018,000	17,953,315
			49,163,534
	Consumer Durables & Apparel — 0.2%
	Leisure Products — 0.2%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	18,815,000	18,563,631
			18,563,631
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[d]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	6,188,000	6,277,355
[d]	SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/2025	11,750,000	11,916,967
			18,194,322
	Diversified Financials — 0.8%
	Capital Markets — 0.4%
[d]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	20,141,000	20,544,223
[d]	INTL. FCStone, Inc., 8.625%, 6/15/2025	20,000,000	20,873,200
[c,d]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	5,000,000	500,000
	Consumer Finance — 0.1%
[d]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,528,425
	Diversified Financial Services — 0.3%
	Antares Holdings L.P.,
[d]	6.00%, 8/15/2023	18,000,000	17,047,080
[d]	8.50%, 5/18/2025	11,500,000	11,845,575
[e,f]	JPMorgan Chase & Co., Series I, 4.23% (LIBOR 3 Month + 3.47%), 7/30/2020	7,334,000	6,708,630
			85,047,133
	Energy — 2.7%
	Energy Equipment & Services — 0.0%
	Odebrecht Offshore Drilling Finance Ltd.,
[d,g]	6.72%, 12/1/2022	3,104,472	2,569,944
[d,g,h]	7.72%, 12/1/2026 PIK	17,185,501	1,410,242
[d,e,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), Zero Coupon, 7/30/2020	2,337,727	2,338
[a,d,g,i]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	11,396,735	723,465
	Oil, Gas & Consumable Fuels — 2.7%
[d]	Citgo Holding, Inc., 9.25%, 8/1/2024	14,196,000	14,146,314
[d]	CITGO Petroleum Corp., 7.00%, 6/15/2025	8,000,000	8,009,440
[f]	Energy Transfer Operating L.P., 3.704% (LIBOR 3 Month + 3.02%), 11/1/2066	13,820,000	7,526,925
[f]	Enterprise TE Partners L.P., Series 1, 3.128% (LIBOR 3 Month + 2.78%), 6/1/2067	7,000,000	5,643,750
	Kinder Morgan Energy Partners L.P.,
	5.00%, 3/1/2043	10,000,000	11,088,600
	5.80%, 3/15/2035	10,000,000	11,550,700
	Kinder Morgan, Inc.,
	5.30%, 12/1/2034	23,630,000	27,165,048
	5.55%, 6/1/2045	5,000,000	6,071,350
[a,c,d,i]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	14,991,164	299,823
	ONEOK Partners L.P., 4.90%, 3/15/2025	9,544,000	10,397,043
[d]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025	1,672,000	1,451,497
[d,g]	Petroleos Mexicanos, 5.95%, 1/28/2031	7,820,000	6,441,334
[a,i]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	18,000
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	7,497,000	4,985,055
[e,f]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	27,036,000	3,513,328
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	42,647,667
	Williams Companies, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	3.70%, 1/15/2023	$ 29,129,000	$ 30,800,713
	4.55%, 6/24/2024	69,318,000	76,864,651
	5.75%, 6/24/2044	14,198,000	16,368,874
			289,696,101
	Food & Staples Retailing — 0.1%
	Food & Staples Retailing — 0.1%
[d]	KeHE Distributors, LLC / KeHE Finance Corp, 8.625%, 10/15/2026	5,852,000	6,282,532
			6,282,532
	Food, Beverage & Tobacco — 0.5%
	Tobacco — 0.5%
	Vector Group Ltd.,
[d]	6.125%, 2/1/2025	8,826,000	8,475,255
[d]	10.50%, 11/1/2026	43,420,000	43,628,416
			52,103,671
	Health Care Equipment & Services — 0.2%
	Health Care Providers & Services — 0.2%
[d]	Tenet Healthcare Corp., 6.25%, 2/1/2027	23,500,000	23,311,530
			23,311,530
	Insurance — 0.7%
	Insurance — 0.7%
[d,e,f,g]	Dai-ichi Life Insurance Co. Ltd., 7.25% (LIBOR 3 Month + 4.56%), 7/25/2021	9,000,000	9,493,830
[d]	MetLife, Inc., 9.25%, 4/8/2068	12,000,000	16,694,400
[d,f,g]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%), 11/24/2043	40,000,000	43,529,200
			69,717,430
	Materials — 0.4%
	Chemicals — 0.1%
[d,g]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	13,000,000	11,031,930
	Construction Materials — 0.0%
[d,g]	InterCement Financial Operations B.V., 5.75%, 7/17/2024	8,000,000	4,705,840
	Containers & Packaging — 0.1%
[d]	Matthews International Corp., 5.25%, 12/1/2025	14,313,000	13,049,592
	Metals & Mining — 0.1%
[d]	Cleveland-Cliffs, Inc., 6.75%, 3/15/2026	5,000,000	4,845,150
	Paper & Forest Products — 0.1%
[d]	Neenah, Inc., 5.25%, 5/15/2021	7,470,000	7,462,231
			41,094,743
	Media & Entertainment — 0.2%
	Media — 0.2%
[d]	CCO Holdings Capital Corp., 5.375%, 6/1/2029	4,390,000	4,631,143
[d]	CSC Holdings, LLC, 6.50%, 2/1/2029	4,000,000	4,378,920
[d]	Salem Media Group, Inc., 6.75%, 6/1/2024	7,920,000	6,524,575
[d,g]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	10,000,000	10,408,000
			25,942,638
	Real Estate — 0.3%
	Equity Real Estate Investment Trusts — 0.3%
	CoreCivic, Inc.,
	4.625%, 5/1/2023	11,364,000	11,011,943
	4.75%, 10/15/2027	23,901,000	20,032,145
			31,044,088
	Retailing — 0.2%
	Specialty Retail — 0.2%
[d]	Michaels Stores, Inc., 8.00%, 7/15/2027	20,055,000	17,438,023
			17,438,023
	Software & Services — 0.3%
	Information Technology Services — 0.1%
[d]	Harland Clarke Holdings Corp., 8.375%, 8/15/2022	6,500,000	5,458,505

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Software — 0.2%
[d]	Solera, LLC / Solera Finance, Inc., 10.50%, 3/1/2024	$ 24,990,000	$ 25,489,800
			30,948,305
	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.7%
[g]	Deutsche Telekom International Finance B.V. (Guaranty: Deutsche Telekom AG), 8.75%, 6/15/2030	26,150,000	40,771,511
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,487,530
[g]	Telefonica Emisiones SAU (Guaranty: Telefonica S.A.), 7.045%, 6/20/2036	85,390,000	123,898,328
	Wireless Telecommunication Services — 0.4%
	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.,
[d,g]	8.00%, 12/31/2026	10,003,281	6,064,789
[d,g]	8.75%, 5/25/2024	29,357,955	28,627,989
[d,g,h]	13.00%, 12/31/2025 PIK	12,692,013	10,766,762
			219,616,909
	Transportation — 0.2%
	Airlines — 0.2%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95%, 1/15/2023	2,512,418	2,016,542
	Series 2016-3 Class B, 3.75%, 10/15/2025	14,369,415	10,072,817
	Series 2019-1 Class B, 3.85%, 8/15/2029	13,687,039	9,519,883
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25%, 4/22/2023	1,256,903	1,049,702
			22,658,944
	Utilities — 0.1%
	Gas Utilities — 0.1%
[d,g]	Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023	7,474,000	6,870,026
			6,870,026
	Total Corporate Bonds (Cost $969,130,766)		1,024,756,461
	Convertible Bonds — 0.4%
	Diversified Financials — 0.4%
	Mortgage Real Estate Investment Trusts — 0.4%
	Chimera Investment Corp., 7.00%, 4/1/2023	25,000,000	36,683,250
			36,683,250
	Total Convertible Bonds (Cost $25,000,000)		36,683,250
	Municipal Bonds — 0.0%
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 8.45%, 9/1/2030	2,555,000	2,579,119
	Total Municipal Bonds (Cost $2,515,420)		2,579,119
	Other Government — 0.0%
	Brazilian Government International Bond (BRL), 12.50%, 1/5/2022	20,000,000	4,160,461
	Total Other Government (Cost $12,425,976)		4,160,461
	Mortgage Backed — 0.8%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 4.099%, 5/25/2059	5,000,000	4,748,993
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.504%, 8/25/2033	43,845	43,206
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.951%, 3/25/2050	1,086,122	1,096,889
[d,f]	Series 2019-1 Class B5, 3.951%, 3/25/2050	493,692	421,597
[d,f]	Series 2019-1 Class B6, 3.146%, 3/25/2050	1,100,000	511,256
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75%, 12/25/2045	1,057,183	1,068,554
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 4.10%, 3/25/2034	324,266	321,971
[d,f]	Series 2020-EXP1 Class B1, 4.466%, 5/25/2060	2,150,000	1,827,500
[d,f]	Series 2020-EXP1 Class B2, 4.466%, 5/25/2060	1,450,000	870,000
[d,f]	Series 2020-EXP1 Class B3, 4.466%, 5/25/2060	725,000	290,000
[d,j]	Series 2020-EXP1 Class XS, 5/25/2060	205,000,000	7,587,255
[d,f]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-AFC1 Class M1, 2.841%, 2/25/2050	3,808,500	2,974,800

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-3A Class B1, 4.814%, 10/25/2047	$ 5,000,000	$ 4,848,553
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386%, 1/25/2060	4,379,900	3,852,368
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.50%, 8/25/2050	4,750,000	382,375
[d,f,j]	Series 2020-INV1 Class A12X, 3.00%, 8/25/2050	56,873,000	4,180,165
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19%, 8/25/2050	237,317,105	1,127,256
[d,f,j]	Series 2020-INV1 Class AX1, 0.058%, 8/25/2050	205,635,000	208,308
[d,f,j]	Series 2020-INV1 Class AX2, 0.50%, 8/25/2050	10,250,000	117,875
[d,f,j]	Series 2020-INV1 Class AX4, 0.95%, 8/25/2050	11,035,000	241,115
[d,f]	Series 2020-INV1 Class B4, 4.008%, 8/25/2050	2,017,000	1,811,518
[d,f]	Series 2020-INV1 Class B5, 4.008%, 8/25/2050	2,017,000	1,593,430
[d,f]	Series 2020-INV1 Class B6, 4.008%, 8/25/2050	4,628,105	2,562,813
[d,f,j]	Series 2020-INV1 Class BX, 0.508%, 8/25/2050	23,020,000	613,828
[d,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B1, 4.087%, 9/25/2059	3,000,000	2,677,472
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2016-5 Class B5, 2.644%, 12/25/2046	2,000,000	1,319,549
[d,f,j]	Series 2020-3 Class AX1, 0.201%, 8/25/2050	86,873,873	347,522
[d,f,j]	Series 2020-4 Class A11X, 5.06% (LIBOR 1 Month + 5.25%), 11/25/2050	18,000,000	1,575,000
[d,f,j]	Series 2020-4 Class A3X, 0.50%, 11/25/2050	81,600,000	836,400
[d,f,j]	Series 2020-4 Class A4X, 0.50%, 11/25/2050	16,452,450	98,715
[d,f,j]	Series 2020-4 Class AX1, 0.207%, 11/25/2050	301,401,000	1,217,476
[d,f,j]	Series 2020-4 Class AX3, 3.50%, 11/25/2050	8,339,000	598,323
[d,f,j]	Series 2020-4 Class AX4, 0.55%, 11/25/2050	19,245,000	216,987
[d,f]	Series 2020-4 Class B4, 3.757%, 11/25/2050	2,084,000	1,813,498
[d,f]	Series 2020-4 Class B5, 3.757%, 11/25/2050	962,000	655,363
[d,f]	Series 2020-4 Class B6, 3.757%, 11/25/2050	1,603,555	609,832
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.834%, 8/25/2034	1,915,710	1,888,154
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81%, 9/25/2059	1,500,000	1,341,873
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.748%, 10/25/2047	2,337,052	2,325,306
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2018-IMC2 Class B1, 5.669%, 10/25/2048	3,000,000	2,782,917
[d,f]	Series 2019-1 Class B1, 4.766%, 6/25/2049	2,000,000	1,749,304
[d,f]	Series 2019-INV1 Class B1, 3.657%, 9/27/2049	10,000,000	8,656,923
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2018-3 Class B1, 5.694%, 10/25/2058	3,850,000	3,566,595
[d,f]	Series 2019-2 Class B1, 4.437%, 5/25/2059	1,577,000	1,379,277
[d]	Series 2019-INV1 Class B1, 4.991%, 12/25/2059	4,700,000	4,181,956
[d,f]	Series 2020-1 Class B1, 3.624%, 1/25/2060	2,000,000	1,639,425
[d,f]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B2, 5.375%, 3/25/2065	4,500,000	4,130,321
	Total Mortgage Backed (Cost $83,924,049)		88,909,813
	Loan Participations — 1.1%
	Commercial & Professional Services — 0.4%
	Professional Services — 0.4%
[k]	Harland Clarke Holdings Corp., 5.75% (LIBOR 3 Month + 4.75%), 11/3/2023	12,466,374	9,039,867
[k]	Par Pacific Holdings, Inc., 7.969% (LIBOR 3 Month + 6.75%), 1/12/2026	13,867,695	11,995,556
[k]	R.R. Donnelley & Sons Company, 5.178% (LIBOR 1 Month + 5.00%), 1/15/2024	16,745,000	15,447,262
[k]	RGIS Services, LLC, 8.50% (LIBOR 3 Month + 7.50%), 3/31/2023	15,265,710	9,541,069
			46,023,754
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[k]	SeaWorld Parks & Entertainment, Inc., 3.75% (LIBOR 1 Month + 3.00%), 3/31/2024	9,221,005	8,123,705
			8,123,705
	Energy — 0.1%
	Energy Equipment & Services — 0.0%
[f,k]	McDermott Technology Americas, Inc., 10.00% (LIBOR 3 Month + 9.00%), 10/21/2020	4,524,726	4,484,003
	Oil, Gas & Consumable Fuels — 0.1%
[k]	Citgo Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%), 8/1/2023	8,014,402	7,597,012
[c,h,k]	Malamute Energy, Inc., 1.50% (LIBOR 3 Month + 1.50% PIK), 11/22/2022	317,279	317,279
			12,398,294
	Real Estate — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts — 0.2%
[k]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%), 12/18/2024	$ 13,747,500	$ 13,541,288
[k]	GEO Group, Inc., 2.75% (LIBOR 1 Month + 2.00%), 3/22/2024	7,897,187	7,222,609
			20,763,897
	Software & Services — 0.2%
	Internet Software & Services — 0.2%
[k]	Dun & Bradstreet Corporation (The), 4.184% (LIBOR 1 Month + 4.00%), 2/6/2026	16,867,725	16,403,863
			16,403,863
	Transportation — 0.1%
	Airlines — 0.1%
[c,k]	Wheels Up Partners, LLC, 7.967% (LIBOR 3 Month + 6.50%), 8/17/2025	10,337,391	7,380,897
			7,380,897
	Total Loan Participations (Cost $124,693,788)		111,094,410
	Short-Term Investments — 1.2%
[b]	Thornburg Capital Management Fund	13,040,567	130,405,665
	Total Short-Term Investments (Cost $130,405,665)		130,405,665
	Total Investments — 99.5% (Cost $9,637,447,766)		$10,454,550,415
	Other Assets Less Liabilities — 0.5%		49,884,208
	Net Assets — 100.0%		$10,504,434,623

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	358,915,700	7/14/2020	444,765,664	$ 967,078	$ —
Swiss Franc	SSB	Sell	52,063,700	7/23/2020	54,984,917	—	(1,091,146)
Swiss Franc	SSB	Sell	22,280,300	7/23/2020	23,530,414	—	(358,216)
Korean Won	SSB	Sell	82,091,576,300	7/28/2020	68,252,144	—	(1,562,533)
Chinese Yuan Renminbi	SSB	Sell	1,343,104,100	7/31/2020	189,670,428	—	(737,668)
Euro	SSB	Sell	1,223,218,200	8/18/2020	1,375,691,670	—	(53,319,402)
Euro	SSB	Sell	83,599,100	8/18/2020	94,019,681	—	(514,088)

Total						$967,078	$(57,583,053)

Net unrealized appreciation (depreciation)							$(56,615,975)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $717,336,461, representing 6.83% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2020.
i	Bond in default.
j	Interest only.
k	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2020.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

LIBOR	London Interbank Offered Rates
SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.